9. STOCK OPTION PLANS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Outstanding	2,000,000
Number of Options Currently Exercisable	575,000
2006 Plan
Options Outstanding	2,000,000	600,000	600,000	700,000
Weighted Average Exercise Price Outstanding	$ 0.46	$ 1.14	$ 1.14	$ 1.11
Number of Options Currently Exercisable	575,000
Exercise Price 0.07 [Member] | 2006 Plan
Options Outstanding	500,000
Remaining Contractual Life	9 years 7 months 6 days
Weighted Average Exercise Price Outstanding	$ 0.07
Number of Options Currently Exercisable
Exercise Price 0.13 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	8 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.13
Number of Options Currently Exercisable	25,000
Exercise Price 0.14 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	9 years 6 months 11 days
Weighted Average Exercise Price Outstanding	$ 0.14
Number of Options Currently Exercisable
Exercise Price 0.15 [Member] | 2006 Plan
Options Outstanding	300,000
Remaining Contractual Life	9 years 7 months 20 days
Weighted Average Exercise Price Outstanding	$ 0.15
Number of Options Currently Exercisable
Exercise Price 0.20 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	8 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.20
Number of Options Currently Exercisable	25,000
Exercise Price 0.30 [Member] | 2006 Plan
Options Outstanding	400,000
Remaining Contractual Life	9 years 7 months 20 days
Weighted Average Exercise Price Outstanding	$ 0.30
Number of Options Currently Exercisable
Exercise Price 0.40 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	8 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.40
Number of Options Currently Exercisable	25,000
Exercise Price 0.60 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	8 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.60
Number of Options Currently Exercisable
Exercise Price 0.61 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	5 years 3 months
Weighted Average Exercise Price Outstanding	$ 0.61
Number of Options Currently Exercisable	200,000
Exercise Price 0.74 [Member] | 2006 Plan
Options Outstanding	100,000
Remaining Contractual Life	6 years 6 months 29 days
Weighted Average Exercise Price Outstanding	$ 0.74
Number of Options Currently Exercisable	100,000
Exercise Price 2.29 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	3 years 6 months 22 days
Weighted Average Exercise Price Outstanding	$ 2.29
Number of Options Currently Exercisable	200,000